Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31	December 31
	2022	2021
	USD thousands	USD thousands
Computer and software	839	498
Office furniture and equipment	513	376
Leasehold improvements	426	359
	1,778	1,233
Less - accumulated depreciation	(735)	(508)

Property and equipment, net	1,043	725